Share Based Payment (Details) - Schedule of Fair Value of the Options Granted - Options Granted to Consultants [Member]	6 Months Ended
Jun. 30, 2023 $ / shares
Share Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Share price (in Dollars per share)	$ 1.49
Dividend yield	0.00%
Top of Range [Member]
Share Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	100.37%
Exercise price (in Dollars per share)	$ 1.82
Risk-free interest rate	3.95%
Expected life (years)	9 years 25 days
Bottom of Range [Member]
Share Based Payment (Details) - Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	99.19%
Exercise price (in Dollars per share)	$ 2.18
Risk-free interest rate	3.94%
Expected life (years)	9 years 8 months 19 days